Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets [Line Items]
Regulatory assets	$ 541,647	$ 582,759
State mandated public purpose programs (including low income and conservation programs)
Regulatory Assets [Line Items]
Regulatory assets	11,527	9,172
Infrastructure replacement programs and similar
Regulatory Assets [Line Items]
Regulatory assets	7,731	8,236
Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	5,235	5,768
Pension tracking mechanism
Regulatory Assets [Line Items]
Regulatory assets	3,075	0
Other
Regulatory Assets [Line Items]
Regulatory assets	18,028	9,958
Other regulatory assets
Regulatory Assets [Line Items]
Regulatory assets	45,596	33,134
Prepaids and other current assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	4,200	5,000
Prepaids and other current assets | Other
Regulatory Assets [Line Items]
Regulatory assets	3,600	1,600
Deferred charges and other assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	998	782
Deferred charges and other assets | Other
Regulatory Assets [Line Items]
Regulatory assets	$ 14,400	$ 8,300